As filed with the Securities and Exchange Commission on April 9, 1997


                                                    Registration Nos.   33-84450
                                                                        811-8782
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 5


                            THE MONTGOMERY FUNDS III
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 1-800-232-2197
              (Registrant's Telephone Number, Including Area Code)

                                  JACK G. LEVIN
                              600 Montgomery Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)
                            -------------------------

                                  It is  proposed  that the filing  will  become
effective:


                           immediately upon filing pursuant to Rule 485(b)
                   -----
                     X     on April 30, 1997, pursuant to Rule 485(b)
                   -----
                           60 days after filing pursuant to Rule 485(a)(1)
                   -----
                           75 days after filing pursuant to Rule 485(a)(2)
                   -----
                           on ________________, pursuant to Rule 485(a)
                   -----

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 28, 1997.

                                   ----------

                     Please Send Copy of Communications to:
JULIE ALLECTA, ESQ.                           JOAN E. BOROS, ESQ.
MATTHEW A. ANDERSON, ESQ.                     Katten Muchin & Zavis
Heller, Ehrman, White & McAuliffe             1025 Thomas Jefferson Street, N.W.
333 Bush Street                               East Lobby - Suite 700
San Francisco, CA  94104                      Washington, D.C. 20007-5201
(415) 772-6000                                (202) 625-3500

          Total number of pages _____. Exhibit Index appears at _____.

                            THE MONTGOMERY FUNDS III


                      CONTENTS OF POST EFFECTIVE AMENDMENT

This post-effective amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of Post-Effective Amendment

         Cross-Reference Sheet for The Montgomery Funds III


         Part A - Prospectus for Montgomery Variable Series:  Growth Fund

         Part A - Prospectus for Montgomery Variable Series:  Emerging Markets
                  Fund

         Part A - Prospectus for Montgomery Variable Series:  International
                  Small Cap Fund


         Part B - Combined  Statement of Additional  Information  for Montgomery
                  Variable  Series:  Growth Fund,  Montgomery  Variable  Series:
                  Emerging   Markets  Fund  and  Montgomery   Variable   Series:
                  International Small Cap Fund

         Part C - Other Information

         Signature Page

                            THE MONTGOMERY FUNDS III

                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   Part A: Information Required in Prospectus
           (Prospectuses for Montgomery Variable Series: Growth Fund,
        Montgomery Variable Series: Emerging Markets Fund and Montgomery
                 Variable Series: International Small Cap Fund)


                                   Location in the
N-1A                               Registration Statement
Item No. Item                      by Heading
-------- ----                      ----------

1.       Cover Page                Cover Page

2.       Synopsis                  Cover Page


3.       Condensed Financial       Financial Highlights
         Information


4.       General Description       Cover Page,
         of Registrant             "The Fund's Investment Objective and
                                   Policies," "Portfolio Securities," "Other
                                   Investment Practices," "Risk Considerations" and "General Information"

5.       Management of             "The Fund's Investment Objective and
         the Fund                  Policies," "Management of the Fund" and
                                   "How to Invest in the Fund"

5A.      Management's Discussion   Not Applicable (contained in the Funds'
         of Fund Performance       Annual Report)

6.       Capital Stock and         "Dividends and Distributions,"
         Other Securities          "Taxation" and "General Information"

7.       Purchase of Securities    "How to Invest in the Fund,"
         Being Offered             "How Net Asset Value is Determined" and
                                   "General Information"

8.       Redemption or             "How to Redeem an Investment in the Fund" and
         Repurchase                "General Information"

9.       Pending Legal             Not Applicable
         Proceedings

                         PART B: Information Required in

                       Statement of Additional Information
                  (Combined Statement of Additional Information
                  for Montgomery Variable Series: Growth Fund,
              Montgomery Variable Series: Emerging Markets Fund and
            Montgomery Variable Series: International Small Cap Fund)


                                   Location in the
N-1A                               Registration Statement
Item No. Item                      by Heading
-------- ----                      ----------

10.      Cover Page                Cover Page

11.      Table of Contents         Table of Contents

12.      General Information       "The Trust" and "General Information"
         and History

13.      Investment Objectives     "Investment Objectives and Policies of the
                                   Funds," "Risk Considerations" and "Investment
                                   Restrictions"

14.      Management of the         "Trustees and Officers"
         Registrant

15.      Control Persons and       "Trustees and Officers" and
         Principal Holders of      "General Information"
         Securities

16.      Investment Advisory       "Investment Management and Other Services"
         and Other Services

17.      Brokerage Allocation      "Execution of Portfolio Transactions"

18.      Capital Stock and         "The Trust" and "General Information"
         Other Securities

19.      Purchase, Redemption      "Additional Purchase and Redemption
         and Pricing of            Information: and "Determination of Net Asset
         Securities Being Offered  Value"

20.      Tax Status                "Distributions and Tax Information"

21.      Underwriters              Not applicable

22.      Calculation of            "Performance Information"
         Performance Data

23.      Financial Statements      "Financial Statements"

          ------------------------------------------------------------

                                     PART A

                   PROSPECTUS FOR MONTGOMERY VARIABLE SERIES:

                                   GROWTH FUND

          ------------------------------------------------------------

                                         Montgomery Variable Series: Growth Fund
================================================================================

Montgomery Variable Series:
Growth Fund


The Montgomery Funds III
101 California Street
San Francisco, California 94111
(800) 572-3863


Shares of Montgomery Variable Series: Growth Fund, a separate series of The Montgomery Funds III (the "Trust"), an open-end investment company, are offered by this Prospectus. Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") owned by their respective policy holders, or contract holders, and to qualified pension and retirement plans. References to shareholders or investors in this Prospectus are to the Accounts or qualified pension and retirement plans. The variable annuity and variable life insurance contracts involve fees and expenses not described in this Prospectus. Please refer to the prospectuses related to those contracts.


The Fund is managed by Montgomery Asset Management, L.P. (the "Manager"). Montgomery Variable Series: Growth Fund (the "Growth Fund") seeks capital appreciation by investing primarily in equity securities, usually common stock, of domestic companies of all sizes and emphasizes companies having market capitalizations of $1 billion or more. As with all mutual funds, attainment of the Fund's investment objective cannot be assured.

Please read this Prospectus before investing in an Account or a sub-account of an Account that invests in the Fund or, in the case of a qualified pension or retirement plan, investing directly in the Fund and retain it for future reference. A Statement of Additional Information dated April 30, 1997, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-3863 or the insurance company whose Account invests in the Fund.


The Internet address for Montgomery Funds III is http://www.xperts.montgomery.com/1.





Prospectus
April 30, 1997





TABLE OF CONTENTS


Financial Highlights                                   2
--------------------------------------------------------
The Fund's Investment Objective and Policies           2
--------------------------------------------------------
Portfolio Securities                                   3
--------------------------------------------------------
Other Investment Practices                             4
--------------------------------------------------------
Risk Considerations                                    7
--------------------------------------------------------
Management of the Fund                                 8
--------------------------------------------------------
How To Invest in the Fund                              10
---------------------------------------------------------
How To Redeem an Investment in the Fund                10
---------------------------------------------------------
Exchange Privileges and Restrictions                   10
--------------------------------------------------------
How Net Asset Value is Determined                      10
---------------------------------------------------------
Dividends and Distributions                            11
--------------------------------------------------------
Taxation                                               11
--------------------------------------------------------
General Information                                    11
--------------------------------------------------------



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================
                                                                               1

                                         Montgomery Variable Series: Growth Fund
================================================================================


                              Financial Highlights
                       Selected Per Share Data and Ratios

         The following financial information for the period ended December 31, 1996 was audited by Deloitte & Touche LLP, whose report, dated January 31, 1997, appears in the 1996 Annual Report of the Fund.

                                                                 MONTGOMERY
                                                              VARIABLE SERIES:
                                                                 GROWTH FUND
Selected Per Share Data for the Period Ended December 31:          1996 (a)

Net asset value-- beginning of  period                              $10.08
--------------------------------------------------------------------------------
Net investment income/(loss)                                          0.15
Net realized and unrealized gain on investments                       2.59
--------------------------------------------------------------------------------
Net increase in net assets resulting from investment
      operations                                                      2.74
--------------------------------------------------------------------------------
Distributions:
   Distributions from net investment income                          (0.15)
   Distributions from net realized capital gains                     (0.34)
   Distribution in excess of net realized capital gains                 --
   Distributions from capital                                           --
--------------------------------------------------------------------------------
Total distributions                                                  (0.49)
--------------------------------------------------------------------------------
Net asset value--end of period                                     $ 12.33
                                                                   =======
--------------------------------------------------------------------------------

Total return*                                                        27.22%
                                                                   =======
--------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
--------------------------------------------------------------------------------
Net assets, end of period (in 000's)                                $2,127
--------------------------------------------------------------------------------
Ratio of net Investment income/loss to average net assets             2.55%+
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                               0.01%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                                 78%
--------------------------------------------------------------------------------
Average commission rate paid ++                                    $0.0520
--------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by             $(0.27)
Manager
--------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                      6.98%+
--------------------------------------------------------------------------------

(a) The Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996.
*    Total return represents aggregate total return for the period indicated.
+    Annualized
++ Average commission rate paid per share of securities purchased and sold by the Fund


The Fund's Investment Objective And Policies

The Fund's investment objective and general investment policies are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 3. Specific investment practices are described in "Other Investment Practices" beginning on page 4, and certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 7.

o  Montgomery Variable Series:  Growth Fund

The investment objective of the Growth Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in the equity securities of domestic companies. Although such companies may be of any size, the Fund targets companies having total market capitalizations of $1 billion or more.

The Fund emphasizes investments in common stock but also invests in other types of equity securities and equity derivative securities. The Fund may invest up to 35% of its total assets in debt securities rated within the three highest grades of S&P (AAA to A), Moody's (Aaa to A) or Fitch (AAA to A), or unrated and deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See "Portfolio Securities." An Appendix discussing these debt ratings is included in the Statement of Additional Information.

The Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and the potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in


================================================================================
2

                                     The Montgomery Variable Series: Growth Fund
================================================================================


rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

The Growth Fund is managed by the growth equity team.  Its key members are Roger
W. Honour,  Andrew Pratt,  CFA, and Kathryn M. Peters.  See  "Management  of the
Fund."


Portfolio Securities

Equity Securities


In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund may invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.


Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity security.

Securities Warrants

The Fund may invest up to 5% of its net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A warrant not exercised or disposed of by its expiration date expires worthless.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.


The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including its advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.


================================================================================
                                                                               3

                                         Montgomery Variable Series: Growth Fund
================================================================================

Debt Securities

The Fund may invest in traditional corporate, governmental debt securities rated within the three highest grades of S&P (AAA to A), Moody's (Aaa to A) or Fitch (AAA to A), or rated and deemed to be of comparable quality by the Manager. See "The Fund's Investment Objective and Policies."

U.S. Government Securities


The Fund may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.


Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Fund's shares. With respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

Asset-Backed Securities

The Fund may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations."

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. Government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. Government securities or other high-grade liquid debt securities ("Segregable Assets"), either placed in a segregated account or separately identified and rendered unavailable for investment. If the Seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines, and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.

Borrowing

The Fund may borrow money from banks, in an aggregate amount not to exceed 10% of the value of the Fund's total assets for temporary or emergency purposes. The Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any security while any such borrowings exceed 10% of the value of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. Although reverse repurchase agreements are fully collateralized with Segregable Assets, the Fund aggregates such transactions with its bank borrowings in applying its borrowing limits. See the Statement of Additional Information for further information.


================================================================================
4

                                         Montgomery Variable Series: Growth Fund
================================================================================

Leverage


The Fund may leverage its portfolio in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.


Securities Lending


The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 10% of the value of the Fund's total assets. Such loans of securities are collateralized with Segregable Assets or liquid equity securities ("Collateral assets") in an amount at least equal to the current market value of the loaned securities, plus accrued interest. Such Collateral assets are either placed in a segregated account or are separately identified and rendered unavailable for investment.


When-Issued and Forward Commitment Securities

The Fund may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days later. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.


At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate Collateral assets equal to the value of the when-issued or forward commitment securities and causes the Segregable Assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


Hedging and Risk Management Practices


In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. Government and foreign government securities and currencies. The Fund will not commit more than 10% of its total assets to such derivatives. The Board of Trustees has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge Fund investments effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. See the Statement of Additional Information for further information on related risks and other special considerations.

Hedging transactions involve certain risks. While a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.


Forward Currency Contracts. A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security


================================================================================
                                                                               5

                                         Montgomery Variable Series: Growth Fund
================================================================================

denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges. The Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may  purchase  put and call  options on stock  indices in order to
hedge  against  the  risks  of  stock  market  or   industry-wide   stock  price
fluctuations.

The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

Futures and Options on Futures. To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. The Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in the value of debt securities it owns. Conversely, the Fund may purchase an interest rate futures contract (i.e., enter into a futures contract to purchase an underlying security) to hedge against interest rate decreases and corresponding increases in the value of debt securities it anticipates purchasing. In addition, the Fund also may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.


The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets.


Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further restrictions on the amount of illiquid or restricted securities the Fund may purchase.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts,


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6

                                         Montgomery Variable Series: Growth Fund
================================================================================

certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objectives or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is anticipated to be less than 100%. However, even when portfolio turnover exceeds 100%, the Fund does not regard portfolio turnover as a limiting factor.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, the Fund's other investment policies may be changed by the Board of Trustees. If there is a change in the investment objective or policies of the Fund, a shareholder should consider whether the Fund remains an appropriate investment in light of its then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

Risk Considerations

Foreign Securities


Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investment. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services, and other costs relating to investments in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of the Fund to make intended security purchases due to settlement difficulty could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence on the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest also may have fixed or managed currencies that are not freely



================================================================================
                                                                               7

                                         Montgomery Variable Series: Growth Fund
================================================================================

convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced a steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.

Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in the country's foreign investment laws.


Security Lending

The Fund may lend its securities to brokers, dealers and other financial organizations. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

Small Companies

The Fund may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Interest Rates

The market value of debt securities that are interest-rate sensitive is inversely related to changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities, and an increase in interest rates produces a decrease in value. The longer the remaining maturity of a security, the greater is the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.


Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities remaining in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of such a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield.

Mixed and Shared Funding

Shares of the Fund are sold to insurance company separate accounts that fund both variable life insurance contracts and variable annuity contracts (as well as to qualified pension and retirement plans), referred to as "mixed funding." In addition, shares of the Fund are sold to separate accounts of more than one insurance company, referred to as "shared funding." At this time, the Fund does not foresee any disadvantage to any of the Fund's shareholders resulting either from mixed or shared funding. The Board of Trustees, however, will continue to review the Fund's mixed and shared funding to determine whether disadvantages to any shareholders develop.

Management Of The Fund

The Montgomery Funds III has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts, series of two other registered investment companies and the Trust. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Group
Holdings, LLC, an affiliate of Montgomery Securities. Under the Investment Company Act, Montgomery Asset Management, Inc., Montgomery Group Holdings, LLC, and Montgomery Securities may be

================================================================================
8

                                         Montgomery Variable Series: Growth Fund
================================================================================


deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.


Portfolio Managers

Montgomery Variable Series:  Growth Fund


The Growth Fund is managed by the growth equity team. Key members of that team are Roger W. Honour, Andrew Pratt and Kathryn M.Peters.

Roger W. Honour is a managing director and senior portfolio manager. Prior to joining Montgomery Asset Management in June 1993, Mr. Honour spent one year as Vice President and Portfolio Manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as Vice President and Portfolio Manager at Alliance Capital Management. From 1978 to 1990, Mr. Honour was a Vice President with Merrill Lynch Capital Markets.

Andrew Pratt, CFA, is a portfolio manager. He joined Montgomery Asset Management from Hewlett-Packard Company, where he was an equity analyst, managed a portfolio of small capitalization technology companies, and researched private placement and venture capital investments. From 1983 through 1988, he worked in the Capital Markets Group at Fidelity Investments in Boston, Massachusetts.

Kathryn M. Peters is a portfolio manager. From 1993 to 1995, Ms. Peters was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York. At Donaldson, Lufkin & Jenrette, Ms. Peters evaluated prospective equity investments for the merchant banking fund and processed investment banking transactions, including equity and high yield offerings. Prior to that, she analyzed mezzanine investments for Barclays de Zoete Wedd in New York. From 1988 to 1990, Ms. Peters worked in the leveraged buy-out group of Marine Midland Bank.


Management Fees and Other Expenses


The Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board of Trustees who are interested persons of the Manager. As compensation, the Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of the Fund, according to the following table. The management fees for the Fund are higher than for most mutual funds, but may be consistent with fees paid to managers of funds with comparable investment objectives and techniques.


                                          Average Daily Net Assets   Annual Rate
----------------------------------------- ------------------------ -------------
Montgomery Variable Series:  Growth Fund  First $500 million       1.00%
                                          Next $500 million        0.90%
                                          Over $1 billion          0.80%
----------------------------------------- ------------------------ -------------

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fee; the Administrator's fee; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, custodian, administrator, legal and auditing fees; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

The Manager has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for


================================================================================
                                                                               9

                                         Montgomery Variable Series: Growth Fund
================================================================================


the Growth Fund at or below one and one-quarter percent (1.25%) of its average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay to increase the return to the Fund's shareholders. If the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate persons who distribute the Fund's shares as well as other service providers of shareholder and administrative services.


The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities.

It is anticipated that Montgomery Securities, an affiliate of the Manager, may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board of Trustees, Montgomery Securities will obtain for the Fund a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How To Invest In The Fund

The Trust offers shares of the Fund, without sales charge, at their next-determined net asset value after receipt of an order with payment only by one of the insurance companies for the Accounts to fund benefits under variable life insurance contracts and variable annuity contracts, or by a qualified pension or retirement plan.

How To Redeem An Investment In The Fund

The Trust redeems shares of the Fund on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption by the Accounts or by the trustee in the case of qualified pension and retirement plans.

Exchange Privileges And Restrictions

Shares of the Fund may be exchanged for shares of another series of the Trust on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the request by an Account or by a qualified pension or retirement plan, subject to the terms of the Account or plan. Holders of Variable Contracts should refer to the prospectuses related to their contracts with regard to their exchange privileges.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board of Trustees, respectively, in accordance with methods that are specifically authorized by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets

================================================================================
10

                                         Montgomery Variable Series: Growth Fund
================================================================================

will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the time the Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected unless the Manager, under supervision of the Board of Trustees, determines that a particular event would materially affect the Fund's net asset value.


Dividends And Distributions


The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Fund intends to distribute according to the following schedule:

                              Income Dividends              Capital Gains

Montgomery Variable           Declared and paid in          Declared and paid in
Series: Growth Fund           November or                   November or
                              December each year*           December each year*


* Additional distributions, if necessary, may be made following the Fund's fiscal year end (December 31) in order to avoid the imposition of tax on the Fund.


Unless the Fund is otherwise instructed, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.


Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Growth Fund declared a dividend in the amount of $0.50 per share. If the Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.


Taxation


The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of its assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not
distributed  or  are   distributed  in  a  manner  that  does  not  satisfy  the
requirements of the Code. If the Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.


In addition to the diversification requirements in Subchapter M, the Fund is required to satisfy diversification requirements of Section 817(h) of the Code and the Investment Company Act. Pursuant to the requirements of Section 817(h) of the Code and related regulations, only Accounts and qualified pension and retirement plans may be shareholders of the Fund. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

Holders of Variable Contracts should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts.

General Information

The Trust

The Fund is a series of The Montgomery Funds III, a Delaware business trust organized on August 24, 1994. The Trust's Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from each other series.

================================================================================
                                                                              11

                                         Montgomery Variable Series: Growth Fund
================================================================================

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. Each series of the Trust votes separately on matters affecting only that Series (e.g., approval of the Investment Management Agreement); all series of the Trust will vote as a single class on a dollar-weighted basis on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. While the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board of Trustees at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

The Fund may in the future offer shares to Accounts  and  qualified  pension and
retirement  plans  in  separate  classes,   subject  to  applicable   regulatory
requirements.

The Fund has reserved the right, if approved by the Board of Trustees, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. Prior notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

For information on Variable Contract holders' rights to instruct the Accounts to vote shares of the Fund attributable to their Variable Contracts, such holders should refer to the prospectuses related to their Variable Contracts.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Legal Opinion

The validity of the shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

                            ------------------------

No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

================================================================================
12

          ------------------------------------------------------------

                                     PART A

                   PROSPECTUS FOR MONTGOMERY VARIABLE SERIES:

                              EMERGING MARKETS FUND

          ------------------------------------------------------------

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

Montgomery Variable Series:
Emerging Markets Fund


The Montgomery Funds III
101 California Street
San Francisco, California 94111
(800) 572-3863


Shares of Montgomery Variable Series: Emerging Markets Fund, a series of The Montgomery Funds III (the "Trust"), an open-end investment company, are offered by this Prospectus. Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") owned by their respective policy holders, or contract holders, and to qualified pension and retirement plans. References to shareholders or investors in this Prospectus are to the Accounts or qualified pension and retirement plans. The variable annuity and variable life insurance contracts involve fees and expenses not described in this Prospectus. Please refer to the prospectuses related to those contracts.


The Fund is managed by Montgomery Asset Management, L.P. (the "Manager"). Montgomery Variable Series: Emerging Markets Fund ("Emerging Markets Fund") seeks capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing. As with all mutual funds, attainment of the Fund's investment objective cannot be assured.

Please read this Prospectus before investing in an Account or a sub-account of an Account that invests in the Fund or, in the case of a qualified pension or retirement plan, investing directly in the Fund and retain it for future reference. A Statement of Additional Information dated April 30, 1997, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-3863 or the insurance company whose Account invests in the Fund.


The Internet address for the Montgomery Funds III is http://www.xperts.montgomery.com/1.



Prospectus
April 30, 1997


TABLE OF CONTENTS
---------------------------------------------------------

Financial Highlights                                   2
---------------------------------------------------------
The Fund's Investment Objective and Policies           2
--------------------------------------------------------
Portfolio Securities                                   3
---------------------------------------------------------
Other Investment Practices                             5
---------------------------------------------------------
Risk Considerations                                    7
---------------------------------------------------------
Management of the Fund                                 9
---------------------------------------------------------
How To Invest in the Fund                              11
---------------------------------------------------------
How To Redeem an Investment in the Fund                11
---------------------------------------------------------
Exchange Privileges and Restrictions                   11
---------------------------------------------------------
How Net Asset Value is Determined                      11
---------------------------------------------------------
Dividends and Distributions                            11
---------------------------------------------------------
Taxation                                               12
---------------------------------------------------------
General Information                                    12
---------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================


                              Financial Highlights
                       Selected Per Share Data and Ratios

         The following financial information for the period ended December 31, 1996 was audited by Deloitte & Touche LLP, whose report dated January 31, 1997, appears in the 1996 Annual Report of the Fund.

                                                                 MONTGOMERY
                                                              VARIABLE SERIES:
                                                           EMERGING MARKETS FUND
                                                          ----------------------

Selected Per Share Data for the Period Ended December 31:         1996(a)

Net asset value -- beginning of period                            $10.00
--------------------------------------------------------------------------------
Net investment income/(loss)                                        0.03
Net realized and unrealized gain on investments                     0.65
--------------------------------------------------------------------------------
Net increase in net assets resulting from investment
      operations                                                    0.68
--------------------------------------------------------------------------------
Distributions:
      Distributions from net investment income                     (0.03)
--------------------------------------------------------------------------------
Net Asset Value - End of Period                                   $10.65
                                                                  ======
--------------------------------------------------------------------------------

Total return*                                                       6.79%
                                                                   ======
--------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
--------------------------------------------------------------------------------
Net assets, end of period (000's)                                $26,966
--------------------------------------------------------------------------------
Ratio of net Investment income/loss to average net assets           0.81%+
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                             1.45%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                               43%
--------------------------------------------------------------------------------
Average commission rate paid ++                                    $0.0002
--------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
     by Manager                                                   $(0.01)
--------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                    2.47%+
--------------------------------------------------------------------------------

(a) The Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996
*    Total return represents aggregate total return for the period indicated.
+    Annualized
++ Average commission rate paid per share of securities purchased and sold by the Fund.

The Fund's Investment Objective And Policies

The Fund's investment objectives and general investment policies are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 3. Specific investment practices are described in "Other Investment Practices" beginning on page 5, and certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 7.

o  Montgomery Variable Series: Emerging Markets Fund

The investment objective of the Emerging Markets Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the Fund defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.


The Fund currently limits its investments to the following emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); Southern and Eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Russia, Turkey); Mid-East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, this Fund may invest in other emerging market countries. Under normal conditions, this Fund maintains investments in at least six emerging market countries at all times and does not invest more than 20% of its net assets in any one emerging market country.


The Fund considers a company to be an emerging market company if its securities are principally traded in the capital market of an emerging market country, it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally

================================================================================
2

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

traded; or it is organized under the laws of, and with a principal office in, an emerging market country.

The Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percent of assets to invest in each country to maximize expected returns for a given risk level. This Fund's aims are to invest in those countries that are expected to have the highest risk/reward tradeoff when incorporated into a total portfolio context and to construct a portfolio of emerging market investments approximating the risk level of an internationally diversified portfolio of securities in developed markets. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

The Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

The Fund may invest in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities. The Fund also may invest no more than 20% of its total assets in the equity securities of companies constituting the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"). See "Portfolio Securities." These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests. Accordingly, subject to its investment objective, this Fund invests in EAFE Index companies for temporary defensive strategies.


Josephine Jimenez, CFA, Bryan L. Sudweeks, Ph.D., CFA, Frank Chiang, and Angeline Ee are jointly responsible for managing the Emerging Markets Fund's portfolio. See "Management of the Fund."


Portfolio Securities

Equity Securities


In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund may invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.


Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity security.

Securities Warrants

The Fund may invest up to 5% of its net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A warrant not exercised or disposed of by its expiration date expires worthless.

================================================================================
                                                                               3

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

Privatizations


The Emerging Markets Fund believes that foreign governmental programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as this Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.


Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. The Fund may also invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria approved by the Board of Trustees. This Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.


The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including its advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.


Debt Securities


The Fund may purchase debt securities that complement its objective of capital appreciation, through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy that may be changed by the Board of Trustees, this Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P, Baa by Moody's or BBB by Fitch, or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, this Fund may invest in any debt security, including securities in default. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and by the Board to be in the best interests of the Fund. See "Risk Considerations."


In addition to traditional corporate, government and supranational debt securities, the Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging market countries.


The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.


U.S. Government Securities


The Fund may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.


Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net

================================================================================
4

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

asset value of the Fund's shares. With respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

Asset-Backed Securities

The Fund may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations."

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, a Fund acquires a U.S. Government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. Government securities or other high-grade liquid debt securities ("Segregable Assets"), either placed in a segregated account or separately identified and rendered unavailable for investment. If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.

Borrowing

The Fund may borrow money from banks, in an aggregate amount not to exceed 10% of the value of the Fund's total assets for temporary or emergency purposes. The Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any security while any such borrowings exceed 5% of the value of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. Although reverse repurchase agreements are fully collateralized with Segregable Assets, the Fund aggregates such transactions with its bank borrowings in applying its borrowing limits. See the Statement of Additional Information for further information.

Leverage


The Fund may leverage its portfolio in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.


Securities Lending


The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 10% of the value of the Fund's total assets. Such loans of securities are collateralized with Segregable Assets or liquid equity securities ("Collateral assets") in an amount at least equal to the current market value of the loaned securities, plus accrued interest. Such Collateral assets are either placed in a segregated account or are separately identified and rendered unavailable for investment.


When-Issued and Forward Commitment Securities

The Fund may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days later. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No

================================================================================
                                                                               5

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.


At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate Collateral assets equal to the value of the when-issued or forward commitment securities and causes the Segregable Assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


Hedging and Risk Management Practices


In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. Government and foreign government securities and currencies. The Fund will not commit more than 10% of its total assets to such derivatives. The Board of Trustees has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge Fund investments effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. See the Statement of Additional Information for further information on related risks and other special considerations.

Hedging transactions involve certain risks. While a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.


Forward Currency Contracts. A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges. The Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may  purchase  put and call  options on stock  indices in order to
hedge  against  the  risks  of  stock  market  or   industry-wide   stock  price
fluctuations.

The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

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6

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                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

Futures and Options on Futures. To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. The Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in the value of debt securities it owns. Conversely, the Fund may purchase an interest rate futures contract (i.e., enter into a futures contract to purchase an underlying security) to hedge against interest rate decreases and corresponding increases in the value of debt securities it anticipates purchasing. In addition, the Fund also may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.


The Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets.


Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on the formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further restrictions on the amount of illiquid or restricted securities the Fund may purchase.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is anticipated to be less than 100%. However, even when portfolio turnover exceeds 100%, the Fund does not regard portfolio turnover as a limiting factor.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, the Fund's other investment policies may be changed by the Board of Trustees. If there is a change in the investment objective or policies of the Fund, a shareholder should consider whether the Fund remains an appropriate investment in light of its then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

Risk Considerations

Foreign Securities


Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging markets countries."


================================================================================
                                                                               7

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

These investments may be subject to higher risks than investments in more developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.


Brokerage commissions, fees for custodial services, and other costs relating to investments in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of the Fund to make intended security purchases due to settlement difficulty could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence on the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced a steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.


Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in the country's foreign investment laws.


Security Lending

The Fund may lend its securities to brokers, dealers and other financial organizations. There is a risk of delay in receiving collateral or in recovering the securities loan or even a loss of rights in the collateral should the borrower of the securities fail financially.


Small Companies


The Fund may make investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.


Lower Quality Debt

The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower-quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined

================================================================================
8

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

by the Manager. Medium-quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower-quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates


The market value of debt securities that are interest-rate sensitive is inversely related to changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities, and an increase in interest rates produces a decrease in value. The longer the remaining maturity of a security, the greater is the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.


Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities remaining in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of such a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield.

Mixed and Shared Funding

Shares of the Fund are sold to insurance company separate accounts that fund both variable life insurance contracts and variable annuity contracts (as well as to qualified pension and retirement plans), referred to as "mixed funding." In addition, shares of the Fund are sold to separate accounts of more than one insurance company, referred to as "shared funding." At this time, the Fund does not foresee any disadvantage to any of the Fund's shareholders resulting either from mixed or shared funding. The Board of Trustees, however, will continue to review the Fund's mixed and shared funding to determine whether disadvantages to any shareholders develop.

Management Of The Fund

The Montgomery Funds III has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.


Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts, series of two other registered investment companies and the Trust. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Group
Holdings, LLC, an affiliate of Montgomery Securities. Under the Investment Company Act, Montgomery Asset Management, Inc. Montgomery Group Holdings, LLC, and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.


Portfolio Managers

o  Montgomery Variable Series: Emerging Markets Fund


Josephine S. Jimenez, CFA, is a managing director and senior portfolio manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/ Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.

Bryan L. Sudweeks, Ph.D., CFA, is a managing director and senior portfolio manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a

================================================================================
                                                                               9

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================


Professor  of  International   Finance  and  Investments  at  George  Washington
University and served as Adjunct Professor of International Investments from 1988 until May 1991.

Frank Chiang is a portfolio manager. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager at TCW Asia Ltd. in Hong Kong.

Angeline Ee is a portfolio manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.



Management Fees and Other Expenses


The Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund, including the placement of orders for portfolio transactions, administrative services, and provides the personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board of Trustees who are interested persons of the Manager. As compensation, the Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of the Fund, according to the following table. The management fees for the Fund are higher than for most mutual funds, but may be consistent with fees paid to managers of funds with comparable investment objectives and techniques.


                                       Average Daily Net Assets      Annual Rate
-------------------------------------- ----------------------------- -----------
Montgomery Variable Series:            First $250 million            1.25%
  Emerging Markets Fund                Over $250 million             1.00%
-------------------------------------- ----------------------------- -----------

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fee; the Administrator's fee; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, custodian, administrator, legal and auditing fees; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

The Manager has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for the Emerging Markets Fund at or below one and three-quarters percent (1.75%) of its average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.


In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay to increase the return to the Fund's shareholders. If the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate persons who distribute the Fund's shares as well as other service providers of shareholder and administrative services.


The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities.

It is anticipated that Montgomery Securities, an affiliate of the Manager, may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The

================================================================================
10

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board of Trustees, Montgomery Securities will obtain for the Fund a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How To Invest In The Fund

The Trust offers shares of the Fund, without sales charge, at their next-determined net asset value after receipt of an order with payment only by one of the insurance companies for the Accounts to fund benefits under variable life insurance contracts and variable annuity contracts, or by a qualified pension or retirement plan.

How To Redeem An Investment In The Fund

The Trust redeems shares of the Fund on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption by the Accounts or by the trustee in the case of qualified pension and retirement plans.

Exchange Privileges And Restrictions

Shares of the Fund may be exchanged for shares of another series of the Trust on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the request by an Account or by a qualified pension or retirement plan, subject to the terms of the Account or plan. Holders of Variable Contracts should refer to the prospectuses related to their contracts with regard to their exchange privileges.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board of Trustees, respectively, in accordance with methods that are specifically authorized by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.


The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the time the Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected unless the Manager, under supervision of the Board of Trustees, determines that a particular event would materially affect the Fund's net asset value.


Dividends And Distributions


The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Fund intends to distribute according to the following schedule:

                              Income Dividends              Capital Gains

Montgomery Variable Series:   Declared and paid             Declared and paid
Emerging Markets Fund         in November or                in November or
                              December each year*           December each year*

*Additional distributions, if necessary, may be made following the Fund's fiscal year end (December 31) in order to avoid the imposition of tax on the Fund.


Unless the Fund is otherwise instructed, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

================================================================================
                                                                              11

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================


Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Emerging Markets Fund declared a dividend in the amount of $0.50 per share. If the Emerging Markets Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.


Taxation


The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of its assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not
distributed  or  are   distributed  in  a  manner  that  does  not  satisfy  the
requirements of the Code. If the Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.


In addition to the diversification requirements in Subchapter M, the Fund is required to satisfy diversification requirements of Section 817(h) of the Code and the Investment Company Act. Pursuant to the requirements of Section 817(h) of the Code and related regulations, only Accounts and qualified pension and retirement plans may be shareholders of the Fund. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

Holders of Variable Contracts should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts.

General Information

The Trust

The Fund is a series of The Montgomery Funds III, a Delaware business trust organized on August 24, 1994. The Trust's Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from each other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. Each series of the Trust votes separately on matters affecting only that Series (e.g., approval of the Investment Management Agreement); all series of the Trust will vote as a single class on a dollar-weighted basis on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. While the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board of Trustees at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

The Fund may in the future offer shares to Accounts  and  qualified  pension and
retirement  plans  in  separate  classes,   subject  to  applicable   regulatory
requirements.

The Fund has reserved the right, if approved by the Board of Trustees, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. Prior notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

For information on Variable Contract holders' rights to instruct the Accounts to vote shares of the Fund attributable to their Variable Contracts, such holders should refer to the prospectuses related to their Variable Contracts.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar

================================================================================
12

                               Montgomery Variable Series: Emerging Markets Fund
================================================================================

quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Legal Opinion

The validity of the shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.


                                -----------------


No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

================================================================================
                                                                              13

          ------------------------------------------------------------

                                     PART A

                   PROSPECTUS FOR MONTGOMERY VARIABLE SERIES:

                          INTERNATIONAL SMALL CAP FUND

          ------------------------------------------------------------

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

Montgomery Variable Series:
International Small Cap Fund


The Montgomery Funds III
101 California Street
San Francisco, California 94111
(800) 572-3863


Shares of Montgomery Variable Series: International Small Cap Fund, a series of The Montgomery Funds III (the "Trust"), an open-end investment company, are offered by this Prospectus. Shares of the Fund are sold only to insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") owned by their respective policy holders, or contract holders, and to qualified pension and retirement plans. References to shareholders or investors in this Prospectus are to the Accounts or qualified pension and retirement plans. The variable annuity and variable life insurance contracts involve fees and expenses not described in this Prospectus. Please refer to the prospectuses related to those contracts.


The Fund is managed by Montgomery Asset Management, L.P. (the "Manager"). Montgomery Variable Series: International Small Cap Fund (the "International Small Cap Fund") seeks capital appreciation by investing primarily in equity securities of companies outside the U.S. having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price. As with all mutual funds, attainment of the Fund's investment objective cannot be assured.


Please read this Prospectus before investing in an Account or a sub-account of an Account that invests in the Fund or, in the case of a qualified pension or retirement plan, investing directly in the Fund and retain it for future reference. A Statement of Additional Information dated April 30, 1997, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-3863 or the insurance company whose Account invests in the Fund.

The Internet address for the Montgomery Funds III is http://www.xperts.montgomery.com/1.




Prospectus
April 30, 1997


TABLE OF CONTENTS
--------------------------------------------------------
Financial Highlights                                   2
--------------------------------------------------------
The Fund's Investment Objective and Policies           2
--------------------------------------------------------
Portfolio Securities                                   3
--------------------------------------------------------
Other Investment Practices                             5
--------------------------------------------------------
Risk Considerations                                    7
--------------------------------------------------------
Management of the Fund                                 9
--------------------------------------------------------
How To Invest in the Fund                              11
---------------------------------------------------------
How To Redeem an Investment in the Fund                11
---------------------------------------------------------
Exchange Privileges and Restrictions                   11
--------------------------------------------------------
How Net Asset Value is Determined                      11
---------------------------------------------------------
Dividends and Distributions                            11
--------------------------------------------------------
Taxation                                               12
--------------------------------------------------------
General Information                                    12
--------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================
                                                                               1

                        Montgomery Variable Series: International Small Cap Fund
================================================================================


                              Financial Highlights
                       Selected Per Share Data and Ratios

         The following financial information for the period ended December 31, 1996 was audited by Deloitte & Touche LLP, whose report, dated January 31, 1997, appears in the 1996 Annual Report of the Fund.

                                                                  MONTGOMERY
                                                                VARIABLE SERIES:
                                                                 INTERNATIONAL
                                                                  SMALL CAP FUND
--------------------------------------------------------------------------------
Selected Per Share Data for the Period Ended December 31:         1996 (a)
Net asset value - beginning of period                              $10.00
--------------------------------------------------------------------------------
Net investment income (loss)                                         0.05
Net realized and unrealized gain on investments                      0.68
--------------------------------------------------------------------------------
Net increase in net assets resulting from investment
     operations                                                      0.73
--------------------------------------------------------------------------------
Distributions:
     Dividends from net investment income                           (0.05)
     Distributions from net realized capital gains                  (0.01)
     Distributions in excess of net realized capital gains            --
     Distributions from capital                                       --
--------------------------------------------------------------------------------
Total Distributions                                                 (0.06)
--------------------------------------------------------------------------------
Net asset value - end of period                                    $10.67
                                                                    =====
--------------------------------------------------------------------------------

Total return *                                                       7.23%
                                                                    =====
--------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
--------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                 $1,107
--------------------------------------------------------------------------------
Ratio of net investment income/loss to average net assets            2.03%+
--------------------------------------------------------------------------------
Ratio of expenses to average net assets                              0.00%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                                12%
--------------------------------------------------------------------------------
Average commission rate paid + +                                  $0.0059
--------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by            $(0.11)
     Manager
--------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager                      6.30%+
--------------------------------------------------------------------------------

(a) The Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.
*    Total return represents aggregate total return for the periods indicated.
+    Annualized.
++ Average commission rate paid per share of securities purchased and sold by the Fund.


The Fund's Investment Objective And Policies


The Fund's investment objectives and general investment policies are described below. Specific portfolio securities that may be purchased by the Fund are described in "Portfolio Securities" beginning on page 3. Specific investment practices are described in "Other Investment Practices" beginning on page 5, and certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations" beginning on page 7.


o  Montgomery Variable Series: International Small Cap Fund

The investment objective of the International Small Cap Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities,"

================================================================================
2

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

"Risk   Considerations"   and  the  Appendix  in  the  Statement  of  Additional
Information.

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least four different countries outside the U.S., but no country may represent more than 20% of the Fund's net assets, except for Australia, Canada, France, Japan, the United Kingdom and Germany, any of which may represent up to 35% of its net assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. See "Risk Considerations."

Oscar A. Castro and John D. Boich are responsible for managing the International Small Cap Fund's portfolio. See "Management of the Fund."

Portfolio Securities

Equity Securities


In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund may invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.


Depositary Receipts

The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity security.

Securities Warrants

The Fund may invest up to 5% of its net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A warrant not exercised or disposed of by its expiration date expires worthless.

Privatizations


The Fund believes that foreign governmental programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and the Fund may invest in privatizations. The ability of U.S. entities, such as this Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.


Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private

================================================================================
                                                                               3

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance its capital appreciation potential. This Fund may also invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria approved by the Board of Trustees. This Fund does not invest more than 15% of its net assets in illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Fund. See the Statement of Additional Information.


The Fund does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including its advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of the Fund's assets invested in other open-end (but not closed-end) investment companies.


Debt Securities


The Fund may purchase debt securities that complement its objective of capital appreciation, through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy that may be changed by the Board of Trustees, this Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P, Baa by Moody's or BBB by Fitch, or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, this Fund may invest in any debt security, including securities in default. After its purchase by the Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and by the Board to be in the best interests of the Fund. See "Risk Considerations."


In addition to traditional corporate, government and supranational debt securities, the Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging market countries.


The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.


U.S. Government Securities


The Fund may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage
Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.


Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Fund's shares. With respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

================================================================================
4

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

Asset-Backed Securities

The Fund may invest up to 5% of its total assets in asset-backed securities, which represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations."

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, a Fund acquires a U.S. Government security or other high-grade liquid debt instrument from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. Government securities or other high-grade liquid debt securities ("Segregable Assets"), either placed in a segregated account or separately identified and rendered unavailable for investment. If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security. See the Statement of Additional Information for further information.

Borrowing

The Fund may borrow money from banks, in an aggregate amount not to exceed 10% of the value of the Fund's total assets for temporary or emergency purposes. The Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any security while any such borrowings exceed 10% of the value of its total assets.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date. Although reverse repurchase agreements are fully collateralized with Segregable Assets, the Fund aggregates such transactions with its bank borrowings in applying its borrowing limits. See the Statement of Additional Information for further information.

Leverage


The Fund may leverage its portfolio in an effort to increase total return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.


Securities Lending


The Fund may lend securities to brokers, dealers and other financial organizations. These loans may not exceed 10% of the value of the Fund's total assets. Such loans of securities are collateralized with Segregable Assets or liquid equity securities ("Collateral assets") in an amount at least equal to the current market value of the loaned securities, plus accrued interest. Such Collateral assets are either placed in a segregated account or are separately identified and rendered unavailable for investment.


When-Issued and Forward Commitment Securities

The Fund may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days later. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a

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                                                                               5

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                        Montgomery Variable Series: International Small Cap Fund
================================================================================

when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.


At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate Collateral assets equal to the value of the when-issued or forward commitment securities and causes the Segregable Assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


Hedging and Risk Management Practices


In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. Government and foreign government securities and currencies. The Fund will not commit more than 10% of its total assets to such derivatives. The Board of Trustees has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by the Fund. Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge Fund investments effectively in such countries. Furthermore, the Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. See the Statement of Additional Information for further information on related risks and other special considerations.

Hedging transactions involve certain risks. While a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.


Forward Currency Contracts. A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into forward contracts with terms greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Although forward contracts are used primarily to protect the Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges. The Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). The Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow the Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Fund also may  purchase  put and call  options on stock  indices in order to
hedge  against  the  risks  of  stock  market  or   industry-wide   stock  price
fluctuations.

The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of

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6

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

forward foreign exchange contracts and futures contracts on currencies.

Futures and Options on Futures. To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. The Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in the value of debt securities it owns. Conversely, the Fund may purchase an interest rate futures contract (i.e., enter into a futures contract to purchase an underlying security) to hedge against interest rate decreases and corresponding increases in the value of debt securities it anticipates purchasing. In addition, the Fund also may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. The Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.


The Fund does not enter into any futures contracts or related optionif the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets.


Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund treats any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further restrictions on the amount of illiquid or restricted securities the Fund may purchase.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it appropriate, regardless of how long the securities have been held. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs. Portfolio turnover in excess of 100% is considered high and increases such costs. The annual portfolio turnover for the Fund is expected to be approximately 100%. However, even when portfolio turnover exceeds 100%, the Fund does not regard portfolio turnover as a limiting factor.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, the Fund's other investment policies may be changed by the Board of Trustees. If there is a change in the investment objective or policies of the Fund, a shareholder should consider whether the Fund remains an appropriate investment in light of its then-current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

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                                                                               7

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

Risk Considerations

Foreign Securities


Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to higher risks than investments in more developed countries.


Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.


Brokerage commissions, fees for custodial services, and other costs relating to investments in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of the Fund to make intended security purchases due to settlement difficulty could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence on the Manager's ability to predict movements in exchange rates.

Some countries in which the Fund may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced a steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund.


Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in the country's foreign investment laws.


Security Lending

The Fund may lend its securities to brokers, dealers and other financial organizations. There is a risk of delay in


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8

                        Montgomery Variable Series: International Small Cap Fund
================================================================================


receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.


Small Companies


The Fund emphasizes investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.


Lower Quality Debt


The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk, lower-quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium-quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.


As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund does not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower-quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, the Fund may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates


The market value of debt securities that are interest-rate sensitive is inversely related to changes in interest rates. That is, a decline in interest rates produces an increase in the market value of these securities, and an increase in interest rates produces a decrease in value. The longer the remaining maturity of a security, the greater is the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.


Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities remaining in the Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of such a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield.

Mixed and Shared Funding

Shares of the Fund are sold to insurance company separate accounts that fund both variable life insurance contracts and variable annuity contracts (as well as to qualified pension and retirement plans), referred to as "mixed funding." In addition, shares of the Fund are sold to separate accounts of more than one insurance company, referred to as "shared funding." At this time, the Fund does not foresee any disadvantage to any of the Fund's shareholders resulting either from mixed or shared funding. The Board of Trustees, however, will continue to review the Fund's mixed and shared funding to determine whether disadvantages to any shareholders develop.

Management Of The Fund

The Montgomery Funds III has a Board of Trustees that establishes the Fund's policies and supervises and reviews its management. Day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an investment management agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the

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                                                                               9

                        Montgomery Variable Series: International Small Cap Fund
================================================================================


Investment Advisers Act of 1940, as amended, and since then has advised private accounts, series of two other registered investment companies and the Trust. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Holdings, LLC, an affiliate of Montgomery Securities. Under the Investment Company Act, Montgomery Asset Management, Inc. Montgomery Group Holdings, LLC, and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.



Portfolio Managers

o  Montgomery Variable Series: International Small Cap Fund


Oscar A. Castro is a managing director and senior portfolio manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International.

John D. Boich is a managing director and senior portfolio manager. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.


Management Fees and Other Expenses


The Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Board of Trustees who are interested persons of the Manager. As compensation, the Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of the Fund, according to the following table. The management fees for the Fund are higher than for most mutual funds, but may be consistent with fees paid to managers of funds with comparable investment objectives and techniques.


                                       Average Daily Net Assets     Annual Rate
-------------------------------------- ---------------------------- ------------
Montgomery Variable Series:            First $250 million           1.25%
    International Small Cap Fund       Over $250 million            1.00%
-------------------------------------- ---------------------------- ------------

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fee; the Administrator's fee; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, custodian, administrator, legal and auditing fees; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus

================================================================================
10

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.


The Manager has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for the International Small Cap Fund at or below one and one-half of one percent (1.50%) of its average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay to increase the return to the Fund's shareholders. If the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate persons who distribute the Fund's shares as well as other service providers of shareholder and administrative services.


The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities.

It is anticipated that Montgomery Securities, an affiliate of the Manager, may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Board of Trustees, Montgomery Securities will obtain for the Fund a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

How To Invest In The Fund

The Trust offers shares of the Fund, without sales charge, at their next-determined net asset value after receipt of an order with payment only by one of the insurance companies for the Accounts to fund benefits under variable life insurance contracts and variable annuity contracts, or by a qualified pension or retirement plan.

How To Redeem An Investment In The Fund

The Trust redeems shares of the Fund on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption by the Accounts or by the trustee in the case of qualified pension and retirement plans.

Exchange Privileges And Restrictions

Shares of the Fund may be exchanged for shares of another series of the Trust on the basis of their relative net asset values (with no sales charge or exchange fee) next determined after the time of the request by an Account or by a qualified pension or retirement plan, subject to the terms of the Account or plan. Holders of Variable Contracts should refer to the prospectuses related to their contracts with regard to their exchange privileges.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the Manager and the Pricing Committee of the Board of Trustees, respectively, in accordance with methods
that  are  specifically   authorized  by  the  Board  of  Trustees.

================================================================================
                                                                              11

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.


The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the time the Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected unless the Manager, under supervision of the Board of Trustees, determines that a particular event would materially affect the Fund's net asset value.



Dividends And Distributions


The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board of Trustees. Currently, the Fund intends to distribute according to the following schedule:

                                   Income Dividends         Capital Gains
--------------------------------------------------------------------------------
Montgomery Variable Series:        Declared and paid        Declared and paid
International Small Cap Fund       in November or           in November or
                                   December each year*      December each year*
--------------------------------------------------------------------------------

* Additional distributions, if necessary, may be made following the Fund's fiscal year end (December 31) in order to avoid the imposition of tax on the Fund.


Unless the Fund is otherwise instructed, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.


Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of the Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in the Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the International Small Cap Fund declared a dividend in the amount of $0.50 per share. If the International Small Cap Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.


================================================================================
12

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

Taxation


The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of its assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on net income except to the extent its earnings are not
distributed  or  are   distributed  in  a  manner  that  does  not  satisfy  the
requirements of the Code. If the Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.


In addition to the diversification requirements in Subchapter M, the Fund is required to satisfy diversification requirements of Section 817(h) of the Code and the Investment Company Act. Pursuant to the requirements of Section 817(h) of the Code and related regulations, only Accounts and qualified pension and retirement plans may be shareholders of the Fund. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

Holders of Variable Contracts should refer to the prospectuses relating to their contracts regarding the federal income tax treatment of ownership of such contracts.

General Information

The Trust

The Fund is a series of The Montgomery Funds III, a Delaware business trust organized on August 24, 1994. The Trust's Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within the Trust are separate and distinct from each other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. Each series of the Trust votes separately on matters affecting only that Series (e.g., approval of the Investment Management Agreement); all series of the Trust will vote as a single class on a dollar-weighted basis on matters affecting all series of the Trust jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of the Trust. While the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board of Trustees at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

The Fund may in the future offer shares to Accounts  and  qualified  pension and
retirement  plans  in  separate  classes,   subject  to  applicable   regulatory
requirements.

The Fund has reserved the right, if approved by the Board of Trustees, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. Prior notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

For information on Variable Contract holders' rights to instruct the Accounts to vote shares of the Fund attributable to their Variable Contracts, such holders should refer to the prospectuses related to their Variable Contracts.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate

================================================================================
                                                                              13

                        Montgomery Variable Series: International Small Cap Fund
================================================================================

total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income.

Investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Legal Opinion

The validity of the shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

                             -----------------------

No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.

================================================================================
14

     -----------------------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                     MONTGOMERY VARIABLE SERIES: GROWTH FUND

                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

            MONTGOMERY VARIABLE SERIES: INTERNATIONAL SMALL CAP FUND

    ------------------------------------------------------------------------

                     MONTGOMERY VARIABLE SERIES: GROWTH FUND
                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
            MONTGOMERY VARIABLE SERIES: INTERNATIONAL SMALL CAP FUND
                                 ---------------

                            THE MONTGOMERY FUNDS III
                              101 California Street
                         San Francisco, California 94111
                                 1-800-232-2197


                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 30, 1997


         The Montgomery Funds III (the "Trust") is an open-end management investment company organized as a Delaware business trust, having three series of shares of beneficial interest. Each of the funds named above (each a "Fund" and, collectively, the "Funds") is a separate series of the Trust. The Funds are managed by Montgomery Asset Management, L.P. (the "Manager"). Shares of the Funds may be purchased only by insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or variable annuity contracts ("Variable Contracts") and by qualified pension and retirement plans. This Statement of Additional Information contains information in addition to that set forth in the Prospectuses for the Montgomery Variable Series: Growth Fund, Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable
Series: International Small Cap Fund, each dated April 30, 1997, and as each prospectus may be revised from time to time (in reference to the appropriate Fund or Funds, the "Prospectuses"). The Prospectuses provide the basic information a prospective investor should know before investing in an Account or sub-account of an Account that invests in the Funds, or in the case of qualified pension and retirement plans, investing directly in the Funds. References to shareholders and investors in the Prospectuses and this Statement of Additional Information are to Accounts or qualified pension and retirement plans. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectuses, into which this Statement of Additional Information is incorporated by reference.

                                TABLE OF CONTENTS


                                                                            Page
The Trust....................................................................B-3
Investment Objectives And Policies Of The Funds..............................B-3
Risk Factors................................................................B-14
Investment Restrictions.....................................................B-16
Distributions And Tax Information...........................................B-19
Trustees And Officers.......................................................B-23
Investment Management And Other Services....................................B-27
Execution Of Portfolio Transactions.........................................B-29
Additional Purchase And Redemption Information..............................B-33
Determination Of Net Asset Value............................................B-33
Performance Information.....................................................B-35

General Information.........................................................B-38
Financial Statements........................................................B-41
Appendix A..................................................................B-42

                                    THE TRUST

         The Montgomery Funds III is an open-end management investment company organized as a Delaware business trust on August 24, 1994. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $.01 par value per share, in three series. This Statement of Additional Information pertains to Montgomery Variable Series: Growth Fund (the "Growth Fund"), Montgomery Variable Series: Emerging Markets Fund (the "Emerging Markets Fund"), and Montgomery Variable Series: International Small Cap Fund (the "International Small Cap Fund").

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         The investment objectives and policies of the Funds are described in detail in the Prospectus. The following discussion supplements the discussion in the Prospectus.

         The Funds are diversified series of The Montgomery Funds III. The achievement of each Fund's investment objective will depend upon market conditions generally and on the Manager's analytical and portfolio management skills.

Portfolio Securities


         Depositary Receipts. The Funds may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Funds' investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities of foreign issuers into which they may be converted.


         Other Investment Companies. Each of the Funds may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest provided that such investment companies invest in portfolio securities in a manner consistent with a Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that each of the Funds limits its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either (i) the Fund and affiliated persons of the Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by the Fund in excess of 1% of the company's total outstanding shares be deemed illiquid); or (ii) the Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         In accordance with applicable regulatory provisions of the State of California, the Manager has agreed to waive its management fee with respect to assets of the Funds that are invested in other open-end investment companies.

         U.S. Government Securities. Generally, the value of U.S. Government securities held by the Funds will fluctuate inversely with interest rates. U.S. Government securities in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, Resolution Funding Corporation, Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Funds will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by the Funds.

         Mortgage-Related Securities: Government National Mortgage Association. GNMA is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

         Mortgage-Related Securities: Federal National Mortgage Association. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

         Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed- rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

         Mortgage-Related Securities: Federal Home Loan Mortgage Corporation. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

         The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to- four-family residential properties or multifamily projects. Each FHLMC security must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

Risk Factors/Special Considerations Relating to Debt Securities

         The Emerging Markets Fund and the International Small Cap Fund may invest in debt securities which are rated below Baa by Moody's Investors Service, Inc. ("Moody's"), BBB by Standard & Poor's Corporation ("S&P") or BBB by Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, these Funds will invest no more than 5% of their assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of these Funds will reflect these changes in market value.

         Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

         Although such bonds may offer higher yields than higher- rated securities, low rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low- rated debt securities are traded are more limited than those for higher-rated securities. The existence of limited markets for particular securities may diminish the ability of these Funds to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per-share net asset value of these Funds.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of these Funds to achieve their investment objectives may, to the extent they invest in low-rated debt securities, be more dependent upon such credit analysis than would be the case if these Funds invested in higher-rated debt securities.

         Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low-rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, these Funds may incur additional expenses to seek financial recovery. The low-rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

         In order to hedge against foreign currency exchange rate risks, the Funds may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below.

These Funds also may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Funds also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         Forward Foreign Currency Exchange Contracts. The Funds may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         The Funds may enter into a forward contract, for example, when they enter into contracts for the purchase or sale of a security denominated in a foreign currency or are expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of the security or dividend or interest payment. In addition, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with a Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of that Fund's commitment will be held aside or segregated to be used to pay for the commitment. Accordingly, a Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not engaged in such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, the Funds may purchase and sell various kinds of futures contracts and options on futures contracts. The Funds also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section
4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Funds may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         The Funds will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or which they expect to purchase. The Funds' futures transactions generally will be entered into only for traditional hedging purposes , i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Funds' futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge their positions, the Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Funds propose to acquire. For example, when interest rates are rising or securities prices are falling, the Funds can seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, the Funds, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire.

         As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for that Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of the portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase, respectively, the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         Loss from investing in futures transactions by the Funds is potentially unlimited.

         A Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

         Options on Securities, Securities Indices and Currencies. The Funds may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which the Funds may invest. The Funds also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

         A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the foreign currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise those options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although the Funds do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which the Funds may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by that Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price of the underlying security declining. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.


         The Funds also may write covered put options that give the holder of the option the right to sell the underlying security to the Funds at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" the put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid debt or equity securities with at least the value of the exercise price of the put options.


         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

Other Investment Practices

         Repurchase Agreements. As noted in the Prospectus, the Funds may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price. The repurchase price is generally higher than the purchase price, the difference being interest income to the Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

         Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Board of Trustees, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Board of Trustees.

         The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. No Fund may invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

         For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

         Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, the Funds always require collateral for any repurchase agreement to which they are a party in the form of securities acceptable to them, the market value of which is equal to at least 100% of the amount invested by a Fund plus accrued interest, and the Funds make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of their custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

         The Funds may participate in one or more joint accounts with other funds of the Trust that invest in repurchase agreements collateralized, subject to their investment policies, either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and will in no event have a duration of more than seven days.

         Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements, as set forth in the Prospectus. The Funds typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage. A Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. A Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Fund's securities is disadvantageous.


         The Funds cause their custodian to segregate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to their obligations (including accrued interest) with respect to reverse repurchase agreements. Such assets are marked to market daily to ensure that full collateralization is maintained.


         Lending of Portfolio Securities. Although the Funds do not currently intend to do so, each may lend its portfolio securities having a value of up to 10% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Funds are entitled to obtain the return of the securities loaned within five business days.

         For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

         When-Issued and Forward Commitment Securities. The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While the Funds reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Funds cause their custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income on these assets.

         Illiquid Securities. A Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could adversely affect the marketability of such portfolio securities and result in that Fund's inability to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Funds' portfolios and reports periodically on such decisions to the Board of Trustees.

                                  RISK FACTORS

Foreign Securities

         Shareholders in the Funds should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements are often not comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Emerging Market Countries

         The Emerging Markets Fund and the International Small Cap Fund invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and
(vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Polices

         The Emerging Markets Fund and the International Small Cap Fund endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when these Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent these Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to these Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

         These Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

         The Board of Trustees considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Hedging Transactions

         While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for that Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and the portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between the Emerging Markets Fund's hedging positions and its portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act. Each Fund may not:

         1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of the Fund's total assets, except to the extent other investment restrictions may be applicable.

         2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 10% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

         3. (a) Borrow money, except temporarily for temporary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% (5% in the case of the Emerging Markets Fund) of total assets.

            (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         4. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         5. Buy or sell real estate or commodities or commodity contracts; however, the Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information. As an operating policy which may be changed without shareholder approval, the Fund may invest in real estate investment trusts only up to 10% of its total assets.

         6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs. (This does not preclude permissible investments in marketable securities of issuers engaged in such activities.)



         7. Invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operation. (This is an operating policy which may be changed without shareholder approval.)


         8. (a) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.


            (b) Invest in securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition. (This is an operating policy which may be changed without shareholder approval.)


         9.  Invest,  in the  aggregate,  more  than  15% of its net  assets  in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by the Fund. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act and changes in relevant SEC interpretations.)

         10. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

         11. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, the Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         12. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

         13. Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

              (A) such options are written by other persons, and


              (B) the aggregate premiums paid on all such options that are held at any time do not exceed 5% of the Fund's total assets. (This is an operating policy which may be changed without shareholder approval.)


         14. Except as described in the Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)


         15. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval.)


         16. (a) Purchase or retain in the Fund's portfolio any security if any officer, trustee or shareholder of the issuer is at the same time an officer, trustee or employee of the Trust or of its investment adviser and such person owns beneficially more than 1/2 of 1% of the securities and all such persons owning more than 1/2 of 1% own more than 5% of the outstanding securities of the issuer.


             (b) Purchase more than 10% of the outstanding voting securities of any one issuer. (These are operating policies that may be changed without shareholder approval.)


         17. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, 5% or less of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

         To the extent these restrictions reflect matters of operating policy that may be changed without shareholder vote, they may be amended upon approval by the Board of Trustees and notice to shareholders.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

         Distributions. The Funds will receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

         The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Funds' Board. These Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

         The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from previous years), although technically a distribution from capital gains, will be distributed to shareholders with and as a part of income dividends. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from previous years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held.

         Any per-share dividend or distribution paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

         As stated in the Prospectus, dividends and other distributions will generally be made in the form of additional shares of the Funds.

         Tax Information. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.

         In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect  to  loans  of  stock  and  securities,  gains  from  the  sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

         The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, each Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         The Emerging Markets Fund and the International Small Cap Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Emerging Markets Fund and the International Small Cap Fund may each invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that each of the Funds derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, each Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. These Funds will endeavor to limit their exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, these Funds may incur the PFIC tax in some instances.

         The Trust and the Funds  intend  to  comply  with the  requirements  of
Section  817(h)  of  the  Code  and  related   regulations,   including  certain
diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of Variable Contracts to the full extent of appreciation under the contracts.

         Shares of a Fund underlying Variable Contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of Variable Contracts. In that case, income derived from, and appreciation in, shares of the Fund would not be currently taxable to the owners of Variable Contracts. Owners of Variable Contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation on the appreciation under the contracts.

         Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified". Section 817(h) contains a safe harbor provision which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Code, and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. government securities and securities of regulated investment companies.

         Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (2) not more than 70% of the value of its total assets is represented by any two investments; (3) not more than 80% of the value of its total assets is represented by any three investments; and (4) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios which are invested in whole or in part in U.S. Treasury securities.

         Stock of a regulated investment company, such as a Fund, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Funds are sold only to insurance company separate accounts to fund the benefits of Variable Contracts, and to qualified pension and retirement plans.

         The investment objectives and strategies of the Funds are very similar to those of other regulated investment companies that are managed by the Manager and that are, unlike the Funds, available for purchase by the general public. The Internal Revenue Service ("IRS") might assert that shares of a Fund do not qualify for "look-through treatment" because shares of those other, similar regulated investment companies are publicly available. The IRS recently issued two private letter rulings that reserve this issue. The legislative history of
Section 817(h) indicates that the fact that a "similar" fund is available to the public will not disqualify a fund that is available only through the purchase of a variable life insurance or variable annuity contract from "look-through" treatment.

         Even if the diversification requirements of Section 817(h) are met, the owner of a variable life insurance contract or the owner of a variable annuity contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict what the guidelines will include and the extent, if any, to which they may be retroactive.

         In order to maintain the Variable Contracts' status as annuities or insurance contracts, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Fund's investment objective (upon SEC or shareholder approval) or substituting shares of one Fund for another.

         Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Funds upon the expiration or sale of such options held by the Funds generally will be capital gain or loss.

         Any security, option or other position entered into or held by the Fund that substantially diminishes a Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 contracts will be treated as long-term capital gain or loss, and the balance as short-term capital gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable tax consequences of an investment in the Funds. The law firm of Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to the ownership of a Variable Contract and to an investment in the Fund.

                              TRUSTEES AND OFFICERS

         The Board of Trustees is responsible for the overall management of the Funds, including general supervision and review of their investment activities. The officers who administer the Funds' daily operations are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below (note that, except for Jerome S. Markowitz who is a Trustee of The Montgomery Funds II, each of the below Trustees and officers fill the same positions for The Montgomery Funds and The Montgomery Funds II, two other investment companies advised by the Manager):

         R. Stephen Doyle, Chairman of the Board, Chief Executive Officer, Treasurer, Principal Financial and Accounting Officer and Trustee (Age
         56).1

         101 California Street, San Francisco, California 94111. Mr. Doyle has been the Chairman and a Director of Montgomery Asset Management, Inc., the general partner of the Manager, and Chairman of the Manager since April 1990. Mr. Doyle is a managing director of the investment banking firm of Montgomery Securities, and has been employed by Montgomery Securities since October 1983.

------------
         (1) Trustee deemed an "interested person" of the Funds as defined in the Investment Company Act.

         Mark B. Geist, President (Age 43)

         101 California Street, San Francisco, California 94111. Geist has been the President and a Director of Montgomery Asset Management, Inc. and President of the Manager since April 1990. From October 1988 until March 1990, Mr. Geist was a Senior Vice President of Analytic Investment Management. From January 1986 until October 1988, Mr. Geist was a Vice President with RCB Trust Co. Prior to January 1986, Mr. Geist was the Pension Fund Administrator for St. Regis Co., a manufacturing concern.


         Jack G. Levin, Secretary (Age 49)


         600 Montgomery Street, San Francisco, California 94111. Mr. Levin has been Director of Legal and Regulatory Affairs for Montgomery Securities since January 1983.


         John E. Story, Executive Vice President (Age 56)


         101 California Street, San Francisco, California 94111. Mr. Story has been the Managing Director of Mutual Funds and Executive Vice President of Montgomery Asset Management, L.P. since January 1994. From December 1978 to January 1994, he was Managing Director - Senior Vice President of Alliance Capital Management.

         David E. Demarest, Chief Administrative Officer (Age 42)

         101 California Street, San Francisco, California 94111. Mr. Demarest has been the Chief Administrative Officer since 1994. From 1991 until 1994, he was Vice President of Copeland Financial Services. Prior to joining Copeland, Mr. Demarest was Vice President/Manager for the Overland Express Funds Division for Wells Fargo Bank.

         Mary Jane Fross, Treasurer (Age 44)

         101 California Street, San Francisco, California 94111. Ms. Fross is Manager of Mutual Fund Administration and Finance for the Manager. From November 1990 to her arrival at the Manager in 1993, Ms. Fross was Financial Analyst/Senior Accountant with Charles Schwab, San Francisco, California. From 1989 to November 1990, Ms. Fross was Assistant Controller of Bay Bank of Commerce, San Leandro, California.


         Roger W. Honour, Vice President (Age 42)


         101 California Street, San Francisco, California 94111. Mr. Honour is a Managing Director and Senior Portfolio Manager for the Manager. Roger Honour joined the Manager in June 1993 as Managing Director and Portfolio Manager responsible for mid and large capitalization growth stock investing. Prior to joining Montgomery Asset Management, he was Vice President and Portfolio Manager at Twentieth Century Investors from 1992 to 1993. Mr. Honour was a Vice President and Portfolio Manager at Alliance Capital Management from 1990 to 1992. Mr. Honour was a Vice President of Institutional Equity Research and Sales at Merrill Lynch Capital Markets from 1980 to 1990.

         Oscar A. Castro, Vice President (Age 41)

         101 California Street, San Francisco, California 94111. Mr. Castro, CFA, is a Managing Director and Portfolio Manager for the Manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Castro was deputy portfolio manager/analyst at Templeton International.

         John D. Boich, Vice President (Age 35)

         101 California Street, San Francisco, California 94111. Mr. Boich, CFA, is a Managing Director and Portfolio Manager. Prior to joining the Manager, Mr. Boich was vice president and portfolio manager at The Boston Company Institutional Investors Inc. from 1990 to 1993. From 1989 to 1990, Mr. Boich was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.


         Josephine S. Jimenez, Vice President (Age 42)


         101 California Street, San Francisco, California 94111. Ms. Jimenez, CFA, is a Managing Director and Portfolio Manager for the Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.

         Bryan L. Sudweeks, Vice President (Age 41)

         101 California Street, San Francisco, California 94111. Dr. Sudweeks, Ph.D., CFA, is a Managing Director and Portfolio Manager for the Manager. Prior to joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, Dr. Sudweeks was a Professor of International Finance and Investments at George Washington University and also served as an Adjunct Professor of International Investments from 1988 until May 1991.

         John A. Farnsworth, Trustee (Age 55)

         One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner of Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., an executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

         Andrew Cox, Trustee (Age 52)

         750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

         Cecilia H. Herbert, Trustee (Age 47)

         2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the Board of Schools of the Sacred Heart, and is a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.


         Jerome S. Markowitz, Trustee* (Age 57)


         600 Montgomery Street, San Francisco, California 94111. Mr. Markowitz was elected as a trustee of The Montgomery Funds III, effective November 16, 1995. Mr. Markowitz has been the Senior Managing Director of Montgomery Securities since January 1991. Mr. Markowitz joined Montgomery Securities in December 1987.

         The officers of the Trust, and the Trustees who are considered "interested persons" of the Trust, receive no compensation directly from the Trust for performing the duties of their offices, except for the Funds' payment of part of the compensation for the Trust's Treasurer. However, those officers and Trustees who are officers or partners of the Manager or Montgomery Securities may receive remuneration indirectly because the Manager will receive a management fee from the Funds and Montgomery Securities will receive commissions for executing portfolio transactions for the Funds. The Trustees who are not affiliated with the Manager receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by the Trust to each of the Trustees during the fiscal year ended December 31, 1996 and the aggregate compensation paid to each of the Trustees during the fiscal year ended December 31, 1996 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.

                                             Pension or     Total
                                             Retirement     Compensation
                      Aggregate              Benefits       From the
                      Compensation           Accrued as     Trust and
                      from The               Part of Fund   Fund Complex
Name of Trustee       Montgomery Funds III   Expenses*      (2 additional Trust)
-------------------   --------------------   ------------   --------------------

R. Stephen Doyle      None                   --             None

Jerome S. Markowitz   None                   --             None

John A. Farnsworth    $5,000                 --             $35,000

Andrew Cox            $5,000                 --             $35,000

Cecilia H. Herbert    $5,000                 --             $35,000


     *        The Trusts do not maintain pension or retirement plans.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

         As stated in each Prospectus, investment management services are provided to the Funds by Montgomery Asset Management, L.P., the Manager, pursuant to an Investment Management Agreement initially dated April 24, 1995 (the "Agreement"). The Agreement is in effect with respect to the Funds for two years after each Fund's inclusion in the Agreement (on or around its beginning of public operations) and then continues for periods not exceeding one year so long as such continuation is approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of a Fund, and (ii) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by a Fund or the Manager upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

         For services performed under the Agreement, the Funds pay the Manager a monthly management fee (accrued daily) based upon the average daily net assets of the Funds at the following annual rates:

Fund                                Average Daily Net Assets         Annual Rate
----------------------------        ------------------------         -----------


Growth Fund                         First $500 million               1.00%

                                    Next $500 million                0.90%

                                    Over $1 billion                   .80%

Emerging Markets Fund               First $250 million               1.25%

                                    Over $250 million                1.00%

International Small Cap Fund        First $250 million               1.25%

                                    Over  $250 million               1.00%



         As noted in the Prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses, expressed on an annualized basis, at or below one and twenty-five one hundredths of one percent (1.25%) of the Growth Fund's average net assets, one and seventy-five one hundredths of one percent (1.75%) of the Emerging Markets Fund's and one and fifty one hundredths of one percent (1.50%) of the International Small Cap Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Funds' shareholders. Any reductions made by the Manager in its fees are subject to reimbursement by the Funds within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager will generally seek reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.


         Operating expenses for purposes of the Agreement include the Manager's management fee but do not include any taxes, interest, brokerage commissions, if any, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation and any other expenses as may be deemed excludable with the prior written approval of any state securities commission imposing an expense limitation. The Manager may also at its discretion from time to time pay for other Fund expenses from its own funds or reduce the management fee of the Funds in excess of that required.

         The Agreement was approved with respect to the Funds by the Board of Trustees at duly called meetings. In considering the Agreement, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reductions made to its management fee within the three-year period following such reduction subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. The Board of Trustees also considered that any such management fee reimbursement will be accounted for on the financial statements of the Funds as a contingent liability of the Funds and will appear as a footnote to the Funds' financial statements until such time as it appears that the Funds will be able to effect such reimbursement. At such time as it appears probable that the Funds are able to effect such reimbursement, the amount of reimbursement that the Funds are able to effect will be accrued as an expense of the Funds for that current period.

         As compensation for its investment management services, each of the following Funds paid the Manager investment advisory fees in the amounts specified below. Additional investment advisory fees payable under the Agreements may have instead been waived by the Manager, but may be subject to reimbursement by the respective Funds as discussed previously.

Fund                                           Year or Period Ended December 31,
----------------------------                  ----------------------------------

                                                1996                     1995
                                                ----                     ----
Growth Fund*                                   $0.00                    $0.00

Emerging Markets Fund*                        $19,504                     NA

International Small Cap Fund*                  $0.00                      NA

         *        The Funds did not commence operations during fiscal year 1995.
                  The Growth Fund had only an initial shareholder, and the Emerging Markets Fund and the International Small Cap Fund had no shares outstanding, during that year. The Emerging Markets Fund commenced operations on February 2, 1996, the Growth Fund commenced operations on February 9, 1996, and the International Small Cap Fund commenced operations on September 30, 1996.


         The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

         The use of the name "Montgomery" by the Trust and by the Funds is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Funds.

         Montgomery Securities may provide certain administrative services to the Funds on behalf of the Manager. Montgomery Securities will also perform investment banking, investment advisory and brokerage services for persons other than the Funds, including issuers of securities in which the Funds may invest. These activities from time to time may result in a conflict of interests of Montgomery Securities with those of the Funds, and may restrict the ability of Montgomery Securities to provide services to the Funds.

         Morgan Stanley Trust Company (the "Custodian") serves as principal custodian of the Funds' assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Board of Trustees pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed upon from time to time.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreement, the Manager determines which securities are to be purchased and sold by a Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the instructions of, and review by, that Fund and the Board of Trustees. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or a Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

         The Funds contemplate purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest may be traded in the over-the-counter markets.

         Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Funds, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Funds or to the Manager, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by a Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to a Fund or assist the Manager in carrying out its responsibilities to a Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to a Fund. The Board of Trustees reviews all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Funds.


         Investment decisions for the Fund are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more funds and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched. the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

         To the extent any of the Manager's client accounts and a Fund seek to acquire the same security at the same general time (especially if a security is thinly traded or a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between such Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, the Funds' transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for that Fund.


         In addition, on occasion, situations may arise in which legal and regulatory considerations will preclude trading for the Funds' accounts by reason of activities of Montgomery Securities or its affiliates. It is the judgment of the Board of Trustees that the Funds will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing its advisory arrangements with the Manager and the Manager's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

         The Manager's sell discipline for Funds' investment in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon. The Funds will limit investments in illiquid securities to 15% of their net assets.

         Sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

         At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

         Subject to the foregoing policies, the Funds may use Montgomery Securities as a broker to execute portfolio transactions. In accordance with the provisions of Section 17(e) of the Investment Company Act and Rule 17e-1 promulgated thereunder, the Trust has adopted certain procedures designed to provide that commissions payable to Montgomery Securities are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on securities or options exchanges during a comparable period of time. In determining the commissions to be paid to Montgomery Securities, it is the policy of the Funds that such commissions will be, in the judgment of the Manager, (i) at least as favorable as those which would be charged the Funds by other qualified brokers having comparable execution capability, and (ii) at least as favorable as commissions contemporaneously charged by Montgomery Securities on comparable transactions for its most favored unaffiliated customers, except for (a) accounts for which Montgomery Securities acts as a clearing broker for another brokerage firm, and (b) any customers of Montgomery Securities considered by a majority of the Trustees who are not interested persons to be not comparable to the Funds. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers. The Board of Trustees reviews the procedures adopted by the Trust with respect to the payment of brokerage commissions at least annually to ensure their continuing appropriateness, and determines, on at least a quarterly basis, that all such transactions during the preceding quarter were effected in compliance with such procedures.

         The Trust has also adopted certain procedures, pursuant to Rule 10f-3 under the Investment Company Act, which must be followed any time a Fund purchases or otherwise acquires, during the existence of an underwriting or selling syndicate, a security of which Montgomery Securities is an underwriter or member of the underwriting syndicate. The Board of Trustees will review such procedures at least annually for their continuing appropriateness and determine, on at least a quarterly basis, that any such purchases made during the preceding quarter were effected in compliance with such procedures.


         For the year ended December 31, 1996, the Funds' total securities transactions generated commissions of $145,114, of which $0 was paid to Montgomery Securities.


         The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of a Fund. However, as stated above, Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities, and other brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Funds for their customers.

         Depending on the Manager's view of market conditions, a Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Funds' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager such rejection is in the best interests of the Funds.

         The Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company
Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders.

         The value of shares on redemption or repurchase may be more or less than the shareholder's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         As noted in the Prospectus, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 p.m., New York City time, on each day the NYSE is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds may, but do not expect to, determine the net asset value of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per share net asset value.

         Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE which will not be reflected in the computation of that Fund's net asset value unless the Board of Trustees or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

         Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees.


         The Funds' securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

         Corporate debt securities, mortgage-related securities and asset-backed securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board of Trustees, or at fair value as determined in good faith by procedures approved by the Board of Trustees. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

         An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

         If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committee determine their fair value, following procedures approved by the Board of Trustees. The Board of Trustees periodically reviews such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

         All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

                             PERFORMANCE INFORMATION

         As noted in the  Prospectus,  the Funds  may,  from time to time and in
accordance   with  applicable   law,  quote  various   performance   figures  in
advertisements and other communications to illustrate their past performance.

         Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. Each Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC, expressed as follows:

                               P(1 + T)n=ERV

Where:       P         =       a hypothetical initial payment of $1,000.

             T         =       average annual total return.

             n         =       number of years.

             ERV       =       Ending Redeemable Value of a hypothetical  $1,000
                               investment  made at the  beginning of a 1-, 5- or
                               10-year  period  at the  end of  each  respective
                               period (or fractional portion thereof),  assuming
                               reinvestment  of all dividends and  distributions
                               and  complete   redemption  of  the  hypothetical
                               investment at the end of the measuring period.

         Aggregate Total Return. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                               ERV - P
                               -------
                                  P

Where:       P         =       a hypothetical initial payment of $10,000.

             ERV       =       Ending Redeemable Value of a hypothetical $10,000
                               investment  made at the  beginning of a l-, 5- or
                               10-year  period at the end of a l-, 5- or 10-year
                               period (or fractional portion thereof),  assuming
                               reinvestment  of all dividends and  distributions
                               and  complete   redemption  of  the  hypothetical
                               investment at the end of the measuring period.

         Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Shareholders comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

         The average annual total return for each Fund for the periods indicated was as follows:


                       Fund                 Inception* Through December 31, 1996
     ----------------------------           ------------------------------------

     Growth Fund                                           27.22%

     International Small Cap Fund                           7.23%

     Emerging Markets Fund                                  6.79%

----------------

         * Total return for periods of less than one year are aggregate, not annualized, return figures. The dates of inception (i.e., start of operations) for the Funds were: Growth Fund, February 9, 1996; Emerging Markets Fund, February 2, 1996; International Small Cap Fund, September 30, 1996.

         Comparisons. To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements and other materials regarding the Funds may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Publications, indices and averages, including but not limited to the following, may be used in a discussion of a Fund's performance or the investment opportunities it may offer:

         a)  Standard & Poor's 500  Composite  Stock  Index,  one or more of the
Morgan  Stanley  Capital   International   Indices,  and  one  or  more  of  the
International Finance Corporation Indices.

         b) Lipper - Mutual Fund Performance Analysis -- A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.


         c) other indices - including Consumer Price Index, Ibbotson, Micropal, CNBC/Financial News Composite Index, MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East Index - a capitalization-weighted index that includes all developed world markets except for those in North America), Datastream, Worldscope, NASDAQ, Russell 2000 and IFC Emerging Markets Database.


         In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Funds.

         In assessing such comparisons of performance, a shareholder should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Funds to calculate their figures.

         The Funds may also publish their relative rankings as determined by independent ranking services like Lipper Analytical Services, Inc., VARDS and Morningstar, Inc.

         The investment results of the Funds will fluctuate over time, and any presentation of the Funds' total returns for any period should not be considered as a representation of what an investment may earn or what a shareholder's total return may be in any future period.


         Reasons to Invest in the Funds. From time to time the Funds may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Bloomberg, Morningstar, Barings, WEFA , I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Funds may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth.


         Research. Largely inspired by its affiliate, Montgomery Securities -- which has established a tradition for specialized research in emerging growth companies -- the portfolio management of the Funds has developed its own tradition of intensive research. The Manager has made intensive research one of the important characteristics of the Montgomery style.

         The portfolio managers for the Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.


         Extensive   research  into   companies  that  are  not  well  known  --
discovering new opportunities for investment -- is a theme that may be used for the Funds.


         In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market. The growth equity team, for example, has developed its own strategy for analyzing the growth potential of U.S. companies, often large, well-known companies.

                               GENERAL INFORMATION

         Shareholders in the Funds will be informed of the Funds' progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the organization of the Trust have been assumed by the Emerging Markets Fund and the Growth Fund. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by the Funds and will be reimbursed for such expenses after commencement of the Funds' operations. Shareholders purchasing shares of the Funds bear such expenses only as they are amortized daily against the Funds' investment income.

         As noted above, the Custodian acts as custodian of the securities and other assets of the Funds, and provides accounting and pricing services to the Funds. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

         Deloitte & Touche LLP, 50 Fremont Street, San Francisco, California 94105, are the independent auditors for the Funds.

         The validity of shares offered hereby will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

         Among the Board of Trustees' powers enumerated in the Declaration of Trust is the authority to terminate the Trust or any series of the Trust, or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.


         As of March 31, 1997, to the knowledge of the Funds, Montgomery Securities owned of record 19.09% of the outstanding shares of the Growth Fund and 56.71% of the outstanding shares of the International Small Cap Fund.

         As of March 31, 1997, to the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the respective Funds indicated:

              Name of Fund/Name and              Number of Shares       Percent
             Address of Record Owner                  Owned            of Shares
------------------------------------------       ----------------      ---------
Growth Fund

       Montgomery Securities                        53,386.892           19.09
       600 Montgomery Street
       San Francisco, CA 94111-2702

       Providian Corporation                        42,505.550           15.20
       400 West Market Street
       Louisville, Kentucky 40202

       Fortis Benefits Insurance Company            80,193.824           28.67
       500 Bielenberg Drive
       Woodbury, Minnesota 55125

       Great West Life                             103,583.791           37.04
       8515 E. Orchard Road
       10th Floor, Tower II
       Inglewood, Colorado 80111

Emerging Markets Fund

       American Skandia Life Assurance           5,301,699.887           94.69
       Corporation
       1 Corporate Drive
       P.O. Box 883
       Shelton, Connecticut 08484-0883

International Small Cap Fund

       Montgomery Securities                       100,498.131           56.71
       600 Montgomery Street
       San Francisco, CA 94111-2702

       Great West Life                              76,725.504           43.29
       8515 E. Orchard Road
       10th Floor, Tower II
       Inglewood, Colorado  80111


         As of March 31, 1997, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund.


         The Trust is registered with the SEC as a non-diversified management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS


         Audited financial statements for the relevant periods ended December 31, 1996 for the Montgomery Variable Series: Growth Fund, Montgomery Variable
Series: Emerging Markets Fund and the Montgomery Variable Series: International Small Cap Fund, as contained in the Annual Report to Shareholders of such Funds for the fiscal year ended December 31, 1996 (the "Report"), are incorporated herein by reference to the Reports.

                                   APPENDIX A

Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Nonrated - where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonably up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

Description of Standard & Poor's Corporation's corporate bond ratings:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fitch Investor's Service

AAA - Bonds and notes rated AAA are regarded as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds and notes rated AA are regarded as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA-rated securities, and more subject to possible change over the term of the issue.

A - Bonds and notes rated A are regarded as being of good quality. The obligor's ability to pay interest and repay principal is strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds and notes with higher ratings.

BBB - Bonds and notes rated BBB are regarded as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

Note: Fitch ratings may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories. These are refinements more closely reflecting strengths and weaknesses, and are not to be used as trend indicators.

               ---------------------------------------------------

                                     PART C

                                OTHER INFORMATION


               ---------------------------------------------------

                            THE MONTGOMERY FUNDS III
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements:


                  (1) Portfolio Investments as of December 31, 1996; Statements of Assets and Liabilities as of December 31, 1996; Statements of Operations for the Period Ended December 31, 1996; Statements of Changes in Net Assets for the Period Ended December 31, 1996; Financial Highlights for a Fund share outstanding throughout the Period ended December 31, 1996, for each of Montgomery Variable Series: Growth Fund, Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable Series: International Small Cap Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.


         (b)      Exhibits:

                  (1) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on September 27, 1994 ("Registration Statement").

                  (2)      By-Laws  are   incorporated   by   reference  to  the
                           Registration Statement.

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5) Form of Investment Management Agreement is incorporated by reference to Pre-Effective Amendment No. 1. (6) Form of Underwriting Agreement - Not applicable.

                  (7)      Benefit Plan(s) - Not applicable.

                  (8) Custody Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (9)(A)   Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Pre-Effective Amendment No. 1.

                     (B) Form of Participation Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (10) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.

                  (11)     Consent of Independent Public Accountants.

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Letter  of  Understanding   re:  Initial  Capital  is
                           incorporated by reference to Pre-Effective Amendment No. 1.

                  (14)     Model Retirement Plan Documents - Not applicable.

                  (15)     Rule 12b-1 Plan - Not applicable.

                  (16) Performance Computation Schedule for Montgomery Variable Series: International Small Cap Fund is incorporated by reference to Post-Effective Amendment Number 2 to the Registrant's Registration Statement as filed with the Commission on April 26, 1996 ("Post-Effective Amendment No. 2"). Performance Computation Schedule for Montgomery Variable Series:
                           Growth Fund and Montgomery Variable Series: Emerging Markets Fund is incorporated by reference to Pre-Effective Amendment No. 1.

                  (17) Power of Attorney is incorporated by reference to Post-Effective Amendment Number 1 to the Registrant's Registration Statement as filed with the Commission on January 16, 1996 ("Post-Effective Amendment No. 1").

                  (18) Specimen Price Make Up Sheets (Item 19(b)5 of N 1A) for Montgomery Variable Series: Growth Fund and Montgomery Variable Series: Emerging Markets Fund are incorporated by reference to Pre-Effective Amendment No. 1.


                  (19) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended December 31, 1996

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, L.P., a California limited partnership, is the manager of each series of the Registrant, The Montgomery Funds (a Massachusetts business trust) and The Montgomery Funds II (a Delaware business trust). Montgomery Asset Management, Inc., a California corporation is the general partner of Montgomery Asset Management, L.P., and Montgomery Group Holdings, LLC, an affiliate of, Securities is its sole limited partner. The Registrant, The Montgomery Funds and The Montgomery Funds II are deemed to be under the common control of each of those four entities.

Item 26.  Number of Holders of Securities


                                                        Number of Record Holders
         Title of Class                                  as of December 31, 1996
         --------------                                 ------------------------

         Shares of Beneficial
         Interest, $0.01 par value

         Montgomery Variable Series: Growth Fund                       4

         Montgomery Variable Series: Emerging Markets Fund             4

         Montgomery Variable Series: International Small Cap Fund      2


Item 27.  Indemnification

                  Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

                  Montgomery Securities, which is a broker-dealer and principal underwriter of The Montgomery Funds I and II, is an affiliate of the sole limited partner of the investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. is a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. One of these officers and directors, Mr. R. Stephen Doyle, also is a capital limited partner of Montgomery Securities, and Mr. Jack G. Levin, Secretary of The Montgomery Funds III, is a Managing Director of Montgomery Securities. R. Stephen Doyle is the Chairman and Chief Executive Officer of MAM, L.P.; Mark B. Geist is the President; John T. Story is the Managing Director of Mutual Funds and Executive Vice President; David E. Demarest is Chief Administrative Officer; Mary Jane Fross is Manager of Mutual Fund Administration and Finance; and Josephine Jimenez, Bryan L. Sudweeks, Stuart O. Roberts, John H. Brown, William C. Stevens, Roger Honour, Oscar A. Castro and John D. Boich are Managing Directors of MAM, L.P.
Information about the individuals who function as officers of the Registrant (namely, Messrs. Doyle, Geist, Story and Demarest, Mary Jane Fross and five of the eight Managing Directors, Josephine Jimenez and Messrs. Sudweeks, Honour, Castro and Boich) is set forth in Part B. Mr. Roberts is a Portfolio Manager for MAM, L.P., and has been employed there since 1990. Mr. Brown is a Senior Portfolio Manager for MAM, L.P. Prior to joining MAM, L.P. in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California. Mr. Stevens is a Portfolio Manager for MAM, L.P.

Item 29.  Principal Underwriter - Not applicable.

Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),
which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.


                  (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on this 7th day of April, 1997.



                                     THE MONTGOMERY FUNDS III



                                     By:      R. Stephen Doyle*
                                              ----------------------------------
                                              R. Stephen Doyle
                                              Chairman and Principal Executive
                                              Officer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



R. Stephen Doyle*                Principal Executive              April 7, 1997
--------------------             Officer; Principal
R. Stephen Doyle                 Financial and Accounting
                                 Officer; and Trustee

Andrew Cox*                      Trustee                          April 7, 1997
--------------------
Andrew Cox


Cecilia H. Herbert*              Trustee                          April 7, 1997
--------------------
Cecilia H. Herbert


John A. Farnsworth*              Trustee                          April 7, 1997
--------------------
John A. Farnsworth


Jerome S. Markowitz*             Trustee                          April 7, 1997
--------------------
Jerome S. Markowitz



* By:    /s/ JULIE ALLECTA
         ----------------------------------------------
         Julie Allecta, Attorney-in-Fact
         pursuant to Power of Attorney previously filed

                                Exhibit(s) Index


Exhibit No.       Document                                              Page No.

(11)              Independent Auditor's Consent